UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2008
% of
Net Assets	Description	Shares	Value
138.78%	EXCHANGE TRADED FUNDS
138.78%	EQUITY EXCHANGE TRADED FUNDS
	DIAMONDS Trust Series I	16,589	$ 2,090,214
	iShares Russell 1000 Growth Index Fund	36,922	2,066,894
	iShares Russell 1000 Index Fund	27,797	2,082,829
	iShares Russell 1000 Value Index Fund	27,185	2,089,439
	iShares Russell Midcap Growth Index Fund	17,878	1,871,648
	iShares Russell Midcap Index Fund	21,482	2,085,688
	iShares Russell Midcap Value Index Fund	12,461	1,676,752
	iShares S&P 500 Index Fund	30,235	4,160,638
	iShares S&P MidCap 400 Index Fund	15,659	1,252,407
	Powershares QQQ	27,736	1,250,893
	Total Exchange Traded Funds
	(Cost $22,896,094)		20,627,402

138.78%	Total Investments
	(Cost $22,896,094) (a)		$ 20,627,402

-38.78%	Liabilities in excess of other assets		(5,763,820)

100.00%	Total Net Assets		$ 14,863,582

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		(2,268,692)
	Net unrealized depreciation		$ (2,268,692)

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2008
% of
Net Assets	Description	Shares	Value
130.47%	EXCHANGE TRADED FUNDS
28.59%	COMMODITY
	iShares COMEX Gold Trust *	35,648	$ 3,264,287

14.40%	HEALTH
	iShares Dow Jones US Healthcare Providers Index	27,754	1,644,147

58.13%	INDEX FUNDS
	iShares Russell 1000 Growth Index Fund	44,309	2,480,418
	iShares S&P 500 Index Fund	24,189	3,328,648
	iShares S&P 500 Growth Index Fund	12,970	826,578
			6,635,644
14.68%	MATERIALS
	Rydex Series - Basic Materials Fund	33,538	1,675,870

14.67%	UTILITIES
	Vanguard Utilities ETF	20,529	1,675,167

	Total Exchange Traded Funds
	(Cost $14,885,664)		14,895,115

130.47%	Total Investments
	(Cost $14,885,664) (a)		$ 14,895,115

-30.47%	Liabilities in excess of other assets		(3,478,715)

100.00%	Total Net Assets		$ 11,416,400

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 524,947
	Unrealized depreciation		(515,496)
	Net unrealized appreciation		$ 9,451

* Non-income producing security

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2008
% of
Net Assets	Description	Shares	Value
70.35%	EXCHANGE TRADED FUNDS
1.88%	Asian Pacific
	iShares MSCI Pacific ex-Japan Index Fund	1,912	$ 271,351

1.88%	Australia
	iShares MSCI Australia Index Fund	10,105	271,219

5.87%	Brazil
	iShares MSCI Brazil Index Fund	11,181	848,973

3.81%	Emerging Markets
	iShares MSCI Emerging Markets Index Fund	2,015	274,544
	Vanguard Emerging Markets ETF	2,929	276,205
			550,749

19.34%	Europe
	DJ EURO STOXX Fund	4,988	279,328
	iShares MSCI EMU Index Fund	7,797	837,944
	iShares S&P Europe 350 Index Fund	8,030	839,777
	Vanguard European ETF	12,276	837,469
			2,794,518
5.64%	Hong Kong
	iShares MSCI Hong Kong Index Fund	40,873	815,825

24.09%	International
	iShares MSCI EAFE Index Fund	48,151	3,480,836

5.90%	Latin America
	iShares S&P Latin America 40 Index Fund	3,574	852,613

1.94%	Spain
	iShares MSCI Spain Index Fund	4,892	280,996

	Total Exchange Traded Funds
	(Cost $10,610,571)		10,167,080

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)(Continued)			January 31, 2008
% of
Net Assets	Description	Shares	Value
39.94%	SHORT-TERM INVESTMENTS
39.94%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 2.33% *
	(Cost $5,771,602)	5,771,602	$ 5,771,602

110.29%	Total Investments
	(Cost $16,382,173) (a)		$ 15,938,682

-10.29%	Liabilities in excess of other assets		(1,487,651)

100.00%	Total Net Assets		$ 14,451,031

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 156,150
	Unrealized depreciation		(599,641)
	Net unrealized depreciation		$ (443,491)
* Money market fund; interest rate reflects seven day effecive yield on January 31, 2008

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2008
% of
Net Assets	Description	Shares	Value
73.36%	OPEN ENDED MUTUAL FUNDS
73.36%	DEBT MUTUAL FUNDS
	Baird Core Plus Bond Fund	293,264	$ 3,035,279
	Commerce Bond Fund	161,014	3,030,284
	Frontegra Columbus Core Plus Fund	95,461	3,037,585
	Harbor Bond Fund	168,107	2,062,670
	Pimco Total Return Fund	99,969	1,099,662
	Target Total Return Bond Portfolio	271,819	3,036,216
	Total Open Ended Mutual Funds
	(Cost $15,137,625)		15,301,696

36.14%	SHORT-TERM INVESTMENTS
36.14%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 2.33% *
	(Cost $7,539,527)	7,539,527	7,539,527

109.50%	Total Investments
	(Cost $22,677,152) (a)		$ 22,841,223

-9.50%	Liabilities in excess of other assets		(1,982,038)

100.00%	Total Net Assets		$ 20,859,185

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 164,071
	Unrealized depreciation		0
	Net unrealized appreciation		$ 164,071
* Money market fund; interest rate reflects seven day effecive yield on January 31, 2008

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			January 31, 2008
% of
Net Assets	Description	Shares	Value
8.47%	EXCHANGE TRADED FUNDS
8.47%	DEBT EXCHANGE TRADED FUNDS
	iShares Lehman Aggregate Bond Fund	3,962	$ 410,107
	Total Exchange Traded Funds (cost $399,230)

94.91%	OPEN ENDED MUTUAL FUNDS
19.76%	ASSET ALLOCATION MUTUAL FUNDS
	Forum Funds - Absolute Strategies Fund	38,324	409,679
	Permanent Portfolio	8,428	311,749
	Rydex Weakening Dollar 2x Strategy Fund	8,808	235,514
			956,942
60.29%	DEBT MUTUAL FUNDS
	Falling US Dollar ProFund	13,609	412,502
	Harbor Bond Fund	74,965	919,826
	Manning & Napier Fund, Inc.	25,509	308,661
	Pimco Total Return Fund	69,824	768,060
	Westcore Plus Bond Fund	47,868	510,749
			2,919,798
14.86%	EQUITY MUTUAL FUNDS
	Alpha Hedged Strategies Fund	16,132	204,558
	Arbitrage Fund *	32,678	410,758
	Gateway Fund	1,866	52,258
	Leuthold Select Equities Fund *	4,891	52,437
			720,011
	Total Open Ended Mutual Funds
	(Cost $4,627,264)		4,596,751

103.38%	Total Investments
	(Cost $5,026,494) (a)		$ 5,006,858

-3.38%	Liabilities in excess of other assets		(163,822)

100.00%	Total Net Assets		$ 4,843,036

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 47,612
	Unrealized depreciation		(67,248)
	Net unrealized depreciation		$ (19,636)

* Non-income producing security

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/25/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/25/08